STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 95,579,179	$ 93,006,006
Net Assets	95,579,179	93,006,006
NET ASSETS, representing:
Equity of contract owners	68,738,863	70,813,085
Equity of The Prudential Insurance Company of America	26,840,316	22,192,921
Net Assets	$ 95,579,179	$ 93,006,006
Portfolio shares held (in shares)	1,838,524	1,838,524
Portfolio net asset value per share (in dollars per share)	$ 51.99	$ 50.59
Contract owner units outstanding (in shares)	19,067,779	20,020,744